Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	10,359,750
Number exercisable	6,321,863
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,293,750
Number exercisable	412,875
Expiry date	Mar. 25, 2029
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,845,000
Number exercisable	811,800
Expiry date	Feb. 21, 2028
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.45
Number outstanding	1,930,400
Number exercisable	1,734,488
Expiry date	Jun. 30, 2025
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	789,600
Number exercisable	752,100
Expiry date	Feb. 01, 2026
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	1,560,600
Expiry date	Feb. 01, 2027
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	164,000
Expiry date	Jul. 12, 2026
Range 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	886,000
Expiry date	Apr. 06, 2026